Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2020	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,102,688	$ 863,762	$ 741,031
Less: accumulated depreciation	(453,218)	(342,106)	(275,940)
Exchange differences	22,985	10,359	(15,499)
Property and equipment, net	672,455	532,015	449,592
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	178,782	142,047	156,324
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,172	9,565	9,936
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	195,262	153,674	128,670
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	95,385	70,995	65,227
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	579,231	451,105	349,953
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 44,856	$ 36,376	$ 30,921